Supplemental Guarantor Information - Schedule of Supplemental Condensed Consolidated Income Statement (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of supplemental guarantor information [line items]
Revenue	€ 25,129	€ 23,241	[1]	€ 21,653	[1]
Cost of sales	(16,846)	(15,572)	[1]	(14,275)	[1]
Gross profit	8,283	7,669	[1]	7,378	[1]
Group operating profit	2,494	2,071	[1]	1,927	[1]
(Loss)/profit on disposals	(1)	(27)		54
Finance costs	(346)	(339)	[1]	(301)	[1]
Finance income	20	34	[1]	12	[1]
Other financial expense	(112)	(46)	[1]	(59)	[1]
Share of equity accounted investments' profit	60	48	[1]	52	[1]
Profit before tax from continuing operations	2,115	1,741	[1]	1,685	[1]
Income tax expense	(477)	(396)	[1]	(12)	[1]
Group profit for the financial year from continuing operations	1,638	1,345	[1]	1,673	[1]
Profit after tax for the financial year from discontinued operations	310	1,176	[1]	246	[1]
Group profit for the financial year	1,948	2,521	[1]	1,919	[1]
Profit attributable to:
From continuing operations	1,620	1,342	[1]	1,650	[1]
From discontinued operations	309	1,175	[1]	245	[1]
From continuing operations	18	3	[1]	23	[1]
From discontinued operations	1	1	[1]	1	[1]
Group profit for the financial year	1,948	2,521	[1]	1,919	[1]
Guarantor [member]
Disclosure of supplemental guarantor information [line items]
Operating income/(costs)	1,531	1,741		22
Group operating profit	1,531	1,741		22
(Loss)/profit on disposals	(13)	(15)
Profit before finance costs	1,518	1,726		22
Finance costs	(3)
Finance income		1		2
Share of subsidiaries' (loss)/profit before tax	522	(37)		1,586
Share of equity accounted investments' profit	60	48		52
Profit before tax from continuing operations	2,097	1,738		1,662
Income tax expense	(477)	(396)		(12)
Group profit for the financial year from continuing operations	1,620	1,342		1,650
Profit after tax for the financial year from discontinued operations	309	1,175		245
Group profit for the financial year	1,929	2,517		1,895
Profit attributable to:
From continuing operations	1,620	1,342		1,650
From discontinued operations	309	1,175		245
Group profit for the financial year	1,929	2,517		1,895
CRH America, Inc [member]
Disclosure of supplemental guarantor information [line items]
Finance costs	(280)	(224)		(235)
Finance income	290	231		242
Share of subsidiaries' (loss)/profit before tax	136	115		83
Share of equity accounted investments' profit				0
Profit before tax from continuing operations	146	122		90
Income tax expense	(36)	(32)		(29)
Group profit for the financial year from continuing operations	110	90		61
Group profit for the financial year	110	90		61
Profit attributable to:
From continuing operations	110	90		61
Group profit for the financial year	110	90		61
Non-Guarantor subsidiaries [member]
Disclosure of supplemental guarantor information [line items]
Revenue	25,129	23,241		21,653
Cost of sales	(16,846)	(15,572)		(14,275)
Gross profit	8,283	7,669		7,378
Operating income/(costs)	(7,320)	(7,339)		(5,473)
Group operating profit	963	330		1,905
(Loss)/profit on disposals	12	(12)		54
Profit before finance costs	975	318		1,959
Finance costs	(353)	(346)		(308)
Finance income	20	33		10
Other financial expense	(112)	(46)		(59)
Share of equity accounted investments' profit	60	48		52
Profit before tax from continuing operations	590	7		1,654
Income tax expense	(441)	(364)		17
Group profit for the financial year from continuing operations	149	(357)		1,671
Profit after tax for the financial year from discontinued operations	310	1,176		246
Group profit for the financial year	459	819		1,917
Profit attributable to:
From continuing operations	131	(360)		1,648
From discontinued operations	309	1,175		245
From continuing operations	18	3		23
From discontinued operations	1	1		1
Group profit for the financial year	459	819		1,917
Eliminate and reclassify [member]
Disclosure of supplemental guarantor information [line items]
Finance costs	290	231		242
Finance income	(290)	(231)		(242)
Share of subsidiaries' (loss)/profit before tax	(658)	(78)		(1,669)
Share of equity accounted investments' profit	(60)	(48)		(52)
Profit before tax from continuing operations	(718)	(126)		(1,721)
Income tax expense	477	396		12
Group profit for the financial year from continuing operations	(241)	270		(1,709)
Profit after tax for the financial year from discontinued operations	(309)	(1,175)		(245)
Group profit for the financial year	(550)	(905)		(1,954)
Profit attributable to:
From continuing operations	(241)	270		(1,709)
From discontinued operations	(309)	(1,175)		(245)
Group profit for the financial year	(550)	(905)		(1,954)
CRH and subsidiaries [member]
Disclosure of supplemental guarantor information [line items]
Revenue	25,129	23,241		21,653
Cost of sales	(16,846)	(15,572)		(14,275)
Gross profit	8,283	7,669		7,378
Operating income/(costs)	(5,789)	(5,598)		(5,451)
Group operating profit	2,494	2,071		1,927
(Loss)/profit on disposals	(1)	(27)		54
Profit before finance costs	2,493	2,044		1,981
Finance costs	(346)	(339)		(301)
Finance income	20	34		12
Other financial expense	(112)	(46)		(59)
Share of equity accounted investments' profit	60	48		52
Profit before tax from continuing operations	2,115	1,741		1,685
Income tax expense	(477)	(396)		(12)
Group profit for the financial year from continuing operations	1,638	1,345		1,673
Profit after tax for the financial year from discontinued operations	310	1,176		246
Group profit for the financial year	1,948	2,521		1,919
Profit attributable to:
From continuing operations	1,620	1,342		1,650
From discontinued operations	309	1,175		245
From continuing operations	18	3		23
From discontinued operations	1	1		1
Group profit for the financial year	€ 1,948	€ 2,521		€ 1,919

[1]	Restated to show the results of our former Europe Distribution segment in discontinued operations. See note 3 for further details.